Defined Benefit Plans - Summary of Target Allocation of Plan Assets for Retirement Benefit Plans for the Next Annual Period (Detail)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Equity instruments	0.00%	0.00%
Debt instruments	16.00%	21.00%
Aegon United Kingdom [member] | Actuarial assumption of expected rates of pension increases [member] | Defined benefit plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Equity instruments	16.70%
Debt instruments	83.30%